Warrants - Fair value adjustments (Details) - GBP (£) £ in Thousands		12 Months Ended
	Jul. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes in Warrants Outstanding [Roll Forward]
Beginning balance		£ 7,923	£ 0
On issuance of shares	£ 9,000	0	8,991
Fair value adjustments recognized in profit or loss		(6,650)	(1,068)	£ 0
Ending balance		£ 1,273	£ 7,923	£ 0